Label	Element	Value
Nationwide Nasdaq-100® Risk-Managed Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Nationwide Nasdaq-100® Risk-Managed Income ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NATIONWIDE RISK-MANAGED INCOME ETF (NUSI)
(the “Fund”)

November 17, 2021

Supplement to the Summary Prospectus,
Prospectus, and Statement of Additional Information,
each dated December 14, 2020
———————————————————————————————————————
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
———————————————————————————————————————

Effective December 10, 2021, the name of the Fund will change as follows:

	Current	New (effective December 10, 2021)
Fund Name	Nationwide Risk-Managed Income ETF	Nationwide Nasdaq-100® Risk-Managed Income ETF

As a result of the change to the Fund’s name, effective December 10, 2021, the Fund will adopt the following non-fundamental policy:
Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in securities, or derivative instruments linked to securities, of companies that are included in the Nasdaq-100 Index.

Supplement Closing [Text Block]	ck0001540305_SupplementClosingTextBlock	Please retain this Supplement with your Summary Prospectus, Prospectus, and Statement of Additional Information for future reference.
Nationwide Nasdaq-100® Risk-Managed Income ETF | Nationwide Nasdaq-100® Risk-Managed Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NUSI